DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Business Prior to the Business Combination (Details) - USD ($)		11 Months Ended	12 Months Ended
	Jul. 07, 2020	Dec. 31, 2020	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)	7,520,000
Price of single warrant	$ 1.00
Proceeds from sale of Private Placement Warrants	$ 7,520,000	$ 7,520,000
Transaction Costs			$ 15,851,828
Underwriting fees			5,520,000
Deferred underwriting fees		9,660,000	9,660,000
Other offering costs			671,828
Investment maximum maturity term	185 days
Cash		491,827	221,189
Operating bank accounts		$ 276,209,453	276,207,207
Working capital deficit			21,364,028
Franchise tax payable			$ 207,207
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)	27,600,000		27,600,000
Unit price	$ 10.00
Proceeds from issuance of units	$ 276,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)	7,520,000
Price of single warrant	$ 1.00
Proceeds from sale of Private Placement Warrants	$ 7,520,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)	3,600,000		3,600,000
Unit price	$ 10.00
Deferred underwriting fees			$ 9,660,000